UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:          September 30, 2006
                                                        ------------------

Check here if Amendment [  ]; Amendment Number:
                                                        ------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                ------------------------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                ------------------------------------------------------------
                Ballsbridge, Dublin 4, Ireland
               -------------------------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Patti Eyers
                ------------------------------------------------------------
Title:          Chief Operating Officer
                ------------------------------------------------------------
Phone:          011 353 1 6699220
                ------------------------------------------------------------

Signature, Place and Date of Signing:


        /s/ Patti Eyers            Dublin, Ireland           November 9, 2006
   ------------------------    ------------------------    --------------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  28
                                                 --------------------
Form 13F Information Table Value Total:                613,531
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None.


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


                                                      PIIML, September 30, 2006

                         Title                                                                Column 8   Column 8  Column 8
                          of                        Value              Investment   Other      Voting     Voting    Voting
Name of Issuer           Class         CUSIP       ($1,000)    Shares  Discretion  Managers     Sole      Shared     None
--------------           -----       ---------     --------    ------  ----------  --------    -------    ------    -------

AFLAC INC COM            Common      001055102      21,103    461,252    Sole      None        461,252
ALTRIA GROUP INC         Common      02209S103      42,512    555,465    Sole      None        555,465
AMER EXPRESS CO          Common      025816109      12,653    225,668    Sole      None        225,668
BECTON DICKINSON         Common      075887109      17,007    240,707    Sole      None        240,707
CHEESECAKE FACTORY       Common      163072101      14,281    525,317    Sole      None        525,317
CISCO SYSTEMS            Common      17275R102      15,081    656,395    Sole      None        656,395
EXXON MOBIL CORP         Common      30231G102      44,651    665,566    Sole      None        665,566
FASTENAL                 Common      311900104      17,600    456,174    Sole      None        456,174
FREDDIE MAC              Common      313400301      15,097    227,643    Sole      None        227,643
FISERV INC               Common      337738108      13,146    279,228    Sole      None        279,228
GEN DYNAMICS CORP        Common      369550108      40,939    571,329    Sole      None        571,329
GEN ELEC CO              Common      369604103      30,864    874,497    Sole      None        874,497
HOME DEPOT INC           Common      437076102      15,516    427,869    Sole      None        427,869
ILLINOIS TOOL WKS        Common      452308109      15,913    354,482    Sole      None        354,482
JOHNSON & JOHNSON        Common      478160104      50,158    772,522    Sole      None        772,522
JOHNSON CONTROLS         Common      478366107      29,443    410,497    Sole      None        410,497
LINEAR TECHNOLOGY        Common      535678106      12,134    389,992    Sole      None        389,992
LIZ CLAIBORNE            Common      539320101      13,399    339,186    Sole      None        339,186
MCGRAW-HILL COS          Common      580645109      22,409    386,234    Sole      None        386,234
MEDTRONIC INC            Common      585055106      15,671    337,514    Sole      None        337,514
O'REILLY AUTOMOTVE       Common      686091109      15,085    454,336    Sole      None        454,336
PRAXAIR INC              Common      74005P104      20,719    350,297    Sole      None        350,297
ROCKWELL COLLINS I       Common      774341101      26,753    487,940    Sole      None        487,940
SHERWIN-WILLIAMS         Common      824348106      18,329    328,655    Sole      None        328,655
TAIWAN SEMICON MAN       ADR         874039100       1,102    611,091    Sole      None        611,091
TARGET CORP              Common      87612E106      14,459    261,760    Sole      None        261,760
WALGREEN CO              Common      931422109      24,094    542,896    Sole      None        542,896
WELLS FARGO & CO         Common      949746101      33,413    923,701    Sole      None        923,701


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